Financial Instruments - Schedule of Class Between Book Value and Fair Value of the Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Book value	R$ 26,508,899	R$ 27,178,688
Fair value	26,506,230	27,178,688
Financial liabilities
Book value	27,180,502	16,324,207
Fair value	R$ 26,166,923	16,177,493
Trade accounts receivable, settlement term, maximum	60 days
Changes in fair value measurement, assets [abstract]
At January 1,	R$ 27,178,688
At December 31	26,508,899	27,178,688
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	(39,696)
Changes in fair value measurement, liabilities [abstract]
At December 31, 2020	16,324,207
Additions (Note 29.1.3)	41,666
Remeasurement at fair value recognized in the statement of financial position as Intangible assets – Goodwill	1,759
Remeasurement at fair value recognized in the statement of profit or loss as Other income (expenses), net	(9,881)
Payments	(4,000)
At December 31, 2021	27,180,502	16,324,207
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	39,875
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	57,930
Deposits from banking customers
Financial liabilities
Book value	2,201,861	900,454
Changes in fair value measurement, liabilities [abstract]
At December 31, 2020	900,454
At December 31, 2021	2,201,861	900,454
Obligations to FIDC quota holders
Financial liabilities
Book value	2,227,174	4,374,550
Changes in fair value measurement, liabilities [abstract]
At December 31, 2020	4,374,550
At December 31, 2021	2,227,174	4,374,550
Accounts payable to clients
Financial liabilities
Book value	15,726,503	8,848,038
Changes in fair value measurement, liabilities [abstract]
At December 31, 2020	8,848,038
At December 31, 2021	15,726,503	8,848,038
Trade accounts payable
Financial liabilities
Book value	372,547	180,491
Changes in fair value measurement, liabilities [abstract]
At December 31, 2020	180,491
At December 31, 2021	372,547	180,491
Loans And Financing [Member]
Financial liabilities
Book value	6,135,215	1,709,100
Changes in fair value measurement, liabilities [abstract]
At December 31, 2020	1,709,100
At December 31, 2021	6,135,215	1,709,100
Derivative financial instruments (a)
Financial liabilities
Book value	23,244	16,233
Changes in fair value measurement, liabilities [abstract]
At December 31, 2020	16,233
At December 31, 2021	23,244	16,233
Other liabilities
Financial liabilities
Book value	493,958	295,341
Changes in fair value measurement, liabilities [abstract]
At December 31, 2020	295,341
At December 31, 2021	R$ 493,958	295,341
Expected loss rate
Changes in fair value measurement, assets [abstract]
Percentage of reasonably possible increase in unobservable input, assets	15.00%
Projections of revenue, net debt, number of clients
Changes in fair value measurement, liabilities [abstract]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Level 2 of fair value hierarchy | Deposits from banking customers
Financial liabilities
Book value	R$ 2,201,861	900,454
Fair value	2,201,861	900,454
Changes in fair value measurement, liabilities [abstract]
At December 31, 2020	900,454
At December 31, 2021	2,201,861	900,454
Level 2 of fair value hierarchy | Obligations to FIDC quota holders
Financial liabilities
Book value	2,227,174	4,374,550
Fair value	2,324,553	4,395,035
Changes in fair value measurement, liabilities [abstract]
At December 31, 2020	4,374,550
At December 31, 2021	2,227,174	4,374,550
Level 2 of fair value hierarchy | Accounts payable to clients
Financial liabilities
Book value	15,726,503	8,848,038
Fair value	14,628,794	8,692,351
Changes in fair value measurement, liabilities [abstract]
At December 31, 2020	8,848,038
At December 31, 2021	15,726,503	8,848,038
Level 2 of fair value hierarchy | Trade accounts payable
Financial liabilities
Book value	372,547	180,491
Fair value	372,547	180,491
Changes in fair value measurement, liabilities [abstract]
At December 31, 2020	180,491
At December 31, 2021	372,547	180,491
Level 2 of fair value hierarchy | Loans And Financing [Member]
Financial liabilities
Book value	6,135,215	1,709,100
Fair value	6,121,966	1,697,588
Changes in fair value measurement, liabilities [abstract]
At December 31, 2020	1,709,100
At December 31, 2021	6,135,215	1,709,100
Level 2 of fair value hierarchy | Derivative financial instruments (a)
Financial liabilities
Book value	23,244	16,233
Fair value	23,244	16,233
Changes in fair value measurement, liabilities [abstract]
At December 31, 2020	16,233
At December 31, 2021	23,244	16,233
Level 2 and 3 of fair value hierarchy | Other liabilities
Financial liabilities
Book value	493,958	295,341
Fair value	493,958	295,341
Changes in fair value measurement, liabilities [abstract]
At December 31, 2020	295,341
At December 31, 2021	493,958	295,341
Level 3 of fair value hierarchy
Financial assets
Book value	511,240	1,646,685
Financial liabilities
Book value	328,456	269,162
Changes in fair value measurement, assets [abstract]
At January 1,	1,646,685	124,661
Disbursements	1,155,921	2,112,274
Collections	(1,909,936)	(987,283)
Interest income recognized in the statement of profit or loss as Financial Income	924,775	384,572
Fair value recognized in the statement of profit or loss as Financial income	(1,306,205)	12,461
At December 31	511,240	1,646,685
Changes in fair value measurement, liabilities [abstract]
At December 31, 2020	269,162
Business combination	14,605
Interest recognized in the statement of profit or loss as Financial expenses, net	15,145
At December 31, 2021	328,456	269,162
FVOCI
Financial assets
Book value	19,175,894	17,285,496
Changes in fair value measurement, assets [abstract]
At January 1,	17,285,496
At December 31	19,175,894	17,285,496
FVPL
Financial assets
Book value	6,286,642	9,554,412
Changes in fair value measurement, assets [abstract]
At January 1,	9,554,412
At December 31	R$ 6,286,642	R$ 9,554,412